RELATED PARTY (Details Narratives) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Details Narratives
Professional service contract value	$ 0	$ 370,000
Repayment of Related-Party Convertible Notes		$ 45,000